Loans - Maturities and Rate Sensitivity (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	$ 1,810,842	$ 1,799,155	$ 1,404,275	$ 1,359,415
Fixed Rate	366,278	381,962
Floating Rate	1,444,564	1,417,193
Due in One Year or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	369,753	354,479
Fixed Rate	44,040	41,402
Floating Rate	325,713	313,077
Due After One Year Through Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	956,572	972,743
Fixed Rate	223,689	227,371
Floating Rate	732,883	745,372
Due After Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	484,517	471,933
Fixed Rate	98,549	113,189
Floating Rate	385,968	358,744
Commercial & Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	744,380	788,410	675,812	681,290
Commercial & Industrial [Member] | Due in One Year or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	243,532	254,202
Commercial & Industrial [Member] | Due After One Year Through Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	444,662	484,088
Commercial & Industrial [Member] | Due After Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	56,186	50,120
Owner occupied commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	166,604	163,592	152,515	156,961
Owner occupied commercial real estate [Member] | Due in One Year or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	24,158	20,309
Owner occupied commercial real estate [Member] | Due After One Year Through Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	61,166	65,940
Owner occupied commercial real estate [Member] | Due After Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	81,280	77,343
Commerical real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	367,071	339,006	310,379	267,011
Commerical real estate [Member] | Due in One Year or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	25,263	27,827
Commerical real estate [Member] | Due After One Year Through Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	265,775	245,244
Commerical real estate [Member] | Due After Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	76,033	65,935
Construction, land & land development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	273,125	240,666	152,327	140,067
Construction, land & land development [Member] | Due in One Year or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	65,566	42,433
Construction, land & land development [Member] | Due After One Year Through Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	123,082	112,086
Construction, land & land development [Member] | Due After Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	84,477	86,147
Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	249,591	257,066	107,408	106,362
Residential mortgage [Member] | Due in One Year or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	4,905	3,541
Residential mortgage [Member] | Due After One Year Through Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	58,945	62,111
Residential mortgage [Member] | Due After Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	185,741	191,414
Consumer and other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	10,071	10,415	$ 5,834	$ 7,724
Consumer and other [Member] | Due in One Year or Less
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	6,329	6,167
Consumer and other [Member] | Due After One Year Through Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	2,942	3,274
Consumer and other [Member] | Due After Five Years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans held for investment	$ 800	$ 974